Pension and other post-employment benefits	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Pension and other post-employment benefits	Pension and other post-employment benefits
The Company provides defined contribution pension plans to substantially all of its employees. The Company’s contributions for 2024 were $14,652 (2023 - $14,521).
The Company provides a defined benefit cash balance pension plan under which employees are credited with a percentage of base pay plus a prescribed interest rate credit. In conjunction with the utility acquisitions, the Company also assumes defined benefit pension, SERP and OPEB plans for qualifying employees in the related acquired businesses. The legacy plans are non-contributory defined pension plans covering substantially all employees of the acquired businesses. Benefits are based on each employee’s years of service and compensation. The Company permanently freezes the accrual of benefits for participants in legacy plans. Thereafter, employees accrue benefits under the Company’s cash balance plan. The OPEB plans provide health care and life insurance coverage to eligible retired employees. Eligibility is based on age and length of service requirements and, in most cases, retirees must cover a portion of the cost of their coverage.
10.Pension and other post-employment benefits (continued)
(a)Net pension and OPEB obligation
The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans as of December 31:

	Pension benefits		OPEB
	2024	2023	2024	2023
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$647,092	$627,668	$209,498	$217,330
Plan settlements	—	(3,226)	—	—
Service cost	13,625	11,725	2,901	3,253
Interest cost	33,260	33,633	11,052	11,510
Actuarial loss (gain)	(32,568)	20,085	(11,106)	(10,913)
Contributions from retirees	—	—	2,018	2,189
Medicare Part D	—	—	314	355
Benefits paid	(45,343)	(42,740)	(13,596)	(14,226)
Foreign exchange	(100)	(53)	—	—
Projected benefit obligation, end of year	$615,966	$647,092	$201,081	$209,498
Change in plan assets
Fair value of plan assets, beginning of year	610,209	568,982	193,782	172,167
Actual return on plan assets	33,371	65,235	16,379	22,620
Employer contributions	22,600	21,956	2,801	10,677
Plan settlements	(98)	(3,226)	—	—
Contributions from retirees	—	—	2,018	2,189
Medicare Part D subsidy receipts	—	—	314	355
Benefits paid	(45,343)	(42,740)	(13,596)	(14,226)
Foreign exchange	—	2	—	—
Fair value of plan assets, end of year	$620,739	$610,209	$201,698	$193,782
Funded (unfunded) status	$4,773	$(36,883)	$617	$(15,716)
Amounts recognized in the consolidated balance sheets consist of:
Non-current assets (note 11)	32,608	12,598	51,882	35,879
Current liabilities	(1,647)	(1,416)	(3,896)	(3,164)
Non-current liabilities	(26,188)	(48,065)	(47,369)	(48,431)
Net amount recognized	$4,773	$(36,883)	$617	$(15,716)
The accumulated benefit obligations for the pension and OPEB plans are $792,353 and $827,559 as of December 31, 2024 and 2023, respectively.

Information for pension and OPEB plans with an accumulated benefit obligation in excess of plan assets:

	Pension		OPEB
	2024	2023	2024	2023
Accumulated benefit obligation	$38,855	$425,842	$69,617	$71,089
Fair value of plan assets	$11,339	$393,857	$18,351	$18,793
10.Pension and other post-employment benefits (continued)
(a)Net pension and OPEB obligation (continued)
Information for pension and OPEB plans with a projected benefit obligation in excess of plan assets:

	Pension		OPEB
	2024	2023	2024	2023
Projected benefit obligation	$39,494	$507,612	$69,617	$71,089
Fair value of plan assets	$11,339	$458,497	$18,351	$18,793
(b)Pension and post-employment actuarial changes

Change in AOCI, before tax	Pension		OPEB
	Actuarial losses (gains)	Past service losses (gains)	Actuarial losses (gains)	Past service losses (gains)
Balance, January 1, 2023	$(671)	$(3,363)	$(33,550)	$(2,190)
Additions to AOCI	(12,600)	—	(23,797)	853
Amortization in current period	617	1,491	2,554	—
Recognition of settlement gain	235	—	—	—
Reclassification to regulatory accounts	5,517	(755)	19,518	—
Balance, December 31, 2023	$(6,902)	$(2,627)	$(35,275)	$(1,337)
Additions to AOCI	(31,048)	—	(16,958)	853
Amortization in current period	1,499	1,468	3,499	—
Reclassification to regulatory accounts	15,425	(755)	15,257	—
Balance, December 31, 2024	$(21,026)	$(1,914)	$(33,477)	$(484)
The movements related to pension and OPEB in AOCI for Empire District Electric System, Empire District Gas System, St. Lawrence Gas System and New York Water System are reclassified to regulatory accounts since it is probable the unfunded amount of these plans will be afforded rate recovery (note 7(g)).
(c)Assumptions
Weighted average assumptions used to determine net benefit obligation for 2024 and 2023 were as follows:

	Pension benefits		OPEB
	2024	2023	2024	2023
Discount rate	5.73%	5.19%	5.77%	5.22%
Interest crediting rate (for cash balance plans)	4.45%	4.48%	N/A	N/A
Rate of compensation increase	3.64%	3.60%	N/A	N/A
Health care cost trend rate
Before age 65			6.75%	7.00%
Age 65 and after			9.53%	6.00%
Assumed ultimate medical inflation rate			4.50%	4.50%
Year in which ultimate rate is reached			2034	2034
10.Pension and other post-employment benefits (continued)
(c)Assumptions (continued)
The mortality assumption for December 31, 2024 uses the Pri-2012 mortality table and the projected generationally scale MP-2021, adjusted to reflect the ultimate improvement rates in the 2021 Social Security Administration intermediate assumptions for plans in the United States. The mortality assumption for the Bermuda plan as of December 31, 2024 uses the 2014 Canadian Pensioners' Mortality Table combined with mortality improvement scale CPM-B.
In selecting an assumed discount rate, the Company uses a modelling process that involves selecting a portfolio of high-quality corporate debt issuances (AA or better) whose cash flows (via coupons or maturities) match the timing and amount of the Company’s expected future benefit payments. The Company considers the results of this modelling process, as well as overall rates of return on high-quality corporate bonds and changes in such rates over time, to determine its assumed discount rate.
The rate of return assumptions are based on projected long-term market returns for the various asset classes in which the plans are invested, weighted by the target asset allocations.
Weighted average assumptions used to determine net benefit cost for 2024 and 2023 were as follows:

	Pension benefits		OPEB
	2024	2023	2024	2023
Discount rate	5.19%	5.35%	5.22%	5.49%
Expected return on assets	6.27%	6.38%	5.64%	6.45%
Rate of compensation increase	5.10%	3.99%	n/a	n/a
Health care cost trend rate
Before Age 65			7.00%	6.00%
Age 65 and after			6.00%	6.00%
Assumed ultimate medical inflation rate			4.50%	4.75%
Year in which ultimate rate is reached			2034	2033
(d)Benefit costs
The following table lists the components of net benefit cost for the pension and OPEB plans. Service cost is recorded as part of operating expenses and non-service costs are recorded as part of Pension and other post-employment non-service costs in the consolidated statements of operations. The employee benefit costs related to businesses acquired are recorded in the consolidated statements of operations from the date of acquisition.

	Pension benefits		OPEB
	2024	2023	2024	2023
Service cost	$13,625	$11,725	$2,901	$3,253
Non-service costs
Interest cost	33,260	33,633	11,052	11,510
Expected return on plan assets	(34,555)	(31,990)	(10,527)	(9,736)
Amortization of net actuarial loss	(1,499)	(852)	(3,499)	(3,559)
Amortization of prior service credits	(1,468)	(1,491)	(853)	(853)
Amortization of regulatory accounts	15,603	16,258	6,583	6,965
	$11,341	$15,558	$2,756	$4,327
Net benefit cost	$24,966	$27,283	$5,657	$7,580
10.Pension and other post-employment benefits (continued)
(e)Plan assets
The Company’s investment strategy for its pension and post-employment plan assets is to maintain a diversified portfolio of assets with the primary goal of meeting long-term cash requirements as they become due.
The Company’s target asset allocation is as follows:

Asset class	Target (%)	Range (%)
Equity securities	44%	30% - 100%
Debt securities	46%	20% - 60%
Other	10%	—% - 20%
	100%

The fair values of investments as of December 31, 2024, by asset category, are as follows:

Asset class	2024	Percentage
Equity securities	$396,341	48%
Debt securities	377,755	46%
Other	48,741	6%
	$822,837	100%
As of December 31, 2024, the plan assets do not include any material investments in AQN.
All investments as of December 31, 2024 are valued using Level 1 inputs except for $29,733 of institutional private equity investments using Level 3 fair value measurement. These private equity funds invest in the private equity secondary market and in the credit markets. These funds are not traded in the open market, and are valued based on the underlying securities within the funds. The underlying securities are valued at fair value by the fund managers by using securities exchange quotations, pricing services, obtaining broker-dealer quotations, reflecting valuations provided in the most recent financial reports, or at a good faith estimate using fair market value principles.
The following table summarizes the changes in fair value of these Level 3 assets as of December 31:

Level 3
Balance, January 1, 2024	$26,380
Contributions into funds	4,650
Return on assets	1,101
Distributions	(2,398)
Balance, December 31, 2024	$29,733
(f)Cash flows
The Company expects to contribute $20,311 to its pension plans and $3,963 to its post-employment benefit plans in 2024.
The expected benefit payments over the next ten years are as follows:

	2025	2026	2027	2028	2029	2030-2034
Pension plan	$50,348	$49,571	$50,557	$50,748	$51,613	$249,743
OPEB	$12,866	$12,713	$13,233	$13,662	$13,928	$73,004